Income Taxes - Deferred tax (liabilities) assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Temporary differences [Abstract]
Property and equipment	$ (33,802)	$ (14,503)
Goodwill and other intangible assets	(100,841)	(80,590)
Investments, primarily gains and losses not yet recognized for tax purposes	3,176	3,067
Accrued expenses not deductible until paid	7,694	8,763
Deferred compensation and retiree benefits not deductible until paid	54,258	56,902
Operating lease right-of-use assets	(31,039)	0
Deferred Tax Asset, Operating Lease Liabilities	32,632
Operating lease liabilities		0
Interest limitation carryforward	12,527	0
Other temporary differences, net	3,422	3,616
Total temporary differences	(51,973)	(22,745)
Federal and state net operating loss carryforwards	51,308	12,800
Valuation allowance for state deferred tax assets	(4,905)	(5,101)
Net deferred tax liability	$ (5,570)	$ (15,046)